Multi-Manager International Equity Strategies Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 0.8%
Aristocrat Leisure Ltd.	28,084	1,128,486
Aurizon Holdings Ltd.	73,470	139,716
Brambles Ltd.	66,733	998,210
Cochlear Ltd.	27,050	4,729,791
Computershare Ltd.	12,928	334,716
CSL Ltd.	56,200	8,967,844
Northern Star Resources Ltd.	66,981	910,856
Pro Medicus Ltd.	2,621	475,182
Qantas Airways Ltd.	38,413	262,520
REA Group Ltd.	2,682	414,276
Telstra Corp., Ltd.	205,337	632,905
Waypoint REIT Ltd.	484,593	812,317
Wesfarmers Ltd.	54,479	2,914,977
Woolworths Group Ltd.	59,163	1,214,999
Total		23,936,795
Austria 0.2%
DO & CO AG(a)	4,299	837,850
Erste Group Bank AG	11,933	960,959
Erste Group Bank AG	2,299	184,049
OMV AG	51,976	2,780,124
Telekom Austria AG	50,382	558,333
voestalpine AG	3,988	105,237
Total		5,426,552
Belgium 1.2%
Anheuser-Busch InBev SA/NV	21,782	1,535,413
Anheuser-Busch InBev SA/NV	343,916	24,284,961
Groupe Bruxelles Lambert NV	3,863	316,075
KBC Group NV	1,712	169,254
Lotus Bakeries NV	20	207,109
Proximus SADP	131,006	1,142,931
Syensqo SA	91,833	7,048,245
Total		34,703,988
Brazil 0.9%
MercadoLibre, Inc.(a)	9,126	23,392,585
Wheaton Precious Metals Corp.	23,100	2,003,925
Total		25,396,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 3.4%
Agnico Eagle Mines Ltd.	27,312	3,222,543
Alamos Gold, Inc., Class A	43,238	1,119,432
Alimentation Couche-Tard, Inc.	175,100	9,078,125
Barrick Mining Corp.	376,289	7,209,697
Barrick Mining Corp.	378,900	7,266,840
Canadian National Railway Co.	79,500	8,356,957
Canadian Pacific Kansas City Ltd.	344,013	28,098,093
CGI, Inc.	8,116	872,484
CGI, Inc.	61,961	6,664,525
Constellation Software, Inc.	2,218	8,041,852
Lumine Group, Inc.(a),(b)	172,283	5,832,527
Lundin Gold, Inc.	41,067	1,984,299
Shopify, Inc., Class A(a)	69,191	7,418,659
Stella-Jones, Inc.	51,677	2,921,717
TFI International, Inc.	31,439	2,714,473
Wesdome Gold Mines Ltd.(a)	37,404	501,027
Total		101,303,250
Cayman Islands 0.0%
Grab Holdings Ltd., Class A(a)	3,512	17,103
China 3.8%
361 Degrees International Ltd.	668,000	366,028
Agricultural Bank of China Ltd., Class H	3,074,000	1,969,640
Alibaba Group Holding Ltd., ADR	3,932	447,619
Anhui Gujing Distillery Co., Ltd., Class B	15,700	227,586
Baidu, Inc., ADR, Class A(a)	33,447	2,739,309
Bank of China Ltd., Class H	796,000	461,208
Bank of Chongqing Co., Ltd., Class H	268,500	276,584
Bank of Communications Co., Ltd., Class H	1,012,000	883,368
BOC Hong Kong Holdings Ltd., ADR	6,440	542,087
Budweiser Brewing Co., APAC Ltd.	1,849,700	1,918,793
China CITIC Bank Corp., Ltd., Class H	490,000	431,337
China Galaxy Securities Co., Ltd., Class H	2,090,000	2,009,410
China International Capital Corp. Ltd., Class H	1,074,400	1,991,536
China Life Insurance Co., Ltd., Class H	279,000	564,909
China Merchants Securities Co., Ltd., Class H	560,400	852,197

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
China Railway Signal & Communication Corp., Ltd., Class H	3,000	1,217
China Taiping Insurance Holdings Co., Ltd.	275,000	420,874
China Zheshang Bank Co., Ltd., Class H	2,193,000	802,163
CITIC Ltd.	252,000	316,933
Dongfang Electric Corp., Ltd., Class H	682,400	1,041,696
Everbright Securities Co., Ltd., Class H	1,079,400	975,272
Futu Holdings Ltd., ADR	2,968	302,528
Gaotu Techedu, Inc., ADR(a)	194,611	741,468
GF Securities Co., Ltd.	87,800	123,047
Goldwind Science & Technology Co., Ltd., Class H	769,000	595,205
Guotai Haitong Securities Co., Ltd., Class H	445,400	628,275
H World Group Ltd.	20,700	73,087
Haier Smart Home Co., Ltd., Class H	123,200	358,786
Hengan International Group Co., Ltd.	104,000	280,893
Hisense Home Appliances Group Co., Ltd., Class H	14,000	46,071
Industrial & Commercial Bank of China Ltd., Class H	4,740,000	3,437,798
JD Logistics, Inc.(a),(b)	922,700	1,452,060
JD.com, Inc., ADR	31,379	1,016,993
JD.com, Inc., Class A	15,850	256,503
Kanzhun Ltd., ADR(a)	82,464	1,398,589
Kweichow Moutai Co., Ltd., Class A	16,400	3,452,450
Livzon Pharmaceutical Group, Inc., Class H	58,700	216,940
Meituan, ADR(a)	7,974	275,581
Meituan, Class B(a)	269,970	4,669,038
Midea Group Co., Ltd.(a)	761,000	8,338,096
NetEase, Inc.	38,300	926,027
New China Life Insurance Co., Ltd., Class H	126,600	514,879
Orient Securities Co., Ltd., Class H	2,672,000	1,616,758
PDD Holdings, Inc., ADR(a)	22,034	2,126,501
People’s Insurance Co. Group of China Ltd. (The), Class H	209,000	136,328
Ping An Insurance Group Co. of China Ltd., Class H	1,589,500	9,283,612
Pop Mart International Group, Ltd.	63,400	1,771,905
Postal Savings Bank of China Co., Ltd.	3,247,000	2,105,522
Shenwan Hongyuan Group Co., Ltd., Class H	3,059,200	837,596
Silergy Corp.	214,000	2,458,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Simcere Pharmaceutical Group Ltd.(b)	415,000	680,289
SITC International Holdings Co., Ltd.	61,000	194,877
Sunshine Insurance Group Co., Ltd.(a)	1,605,500	673,352
Tencent Holdings Ltd.	472,600	29,793,958
Tencent Music Entertainment Group, ADR	519,167	8,742,772
Topsports International Holdings Ltd.	2,789,000	993,165
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	3,177,508
Zhejiang Leapmotor Technology Co., Ltd.(a),(b)	53,500	375,461
Total		113,311,967
Denmark 2.3%
Ambu A/S	115,738	1,787,730
AP Moller - Maersk A/S, Class A	139	248,267
AP Moller - Maersk A/S, Class B	228	413,055
Carlsberg AS, Class B	10,787	1,544,073
Coloplast A/S, Class B	86,300	8,390,136
Danske Bank A/S	33,257	1,274,399
Demant A/S(a)	139,531	5,479,909
DFDS A/S(a)	75,852	1,211,832
DSV A/S	53,158	12,517,887
Genmab A/S(a)	2,984	629,504
Novo Nordisk A/S, Class B	357,893	25,427,524
Novonesis Novozymes, Class B	123,389	8,694,030
Pandora A/S	4,111	751,464
Rockwool A/S, Class B	4,430	210,214
Tryg AS	17,027	437,467
Vestas Wind Systems A/S	47,080	744,583
Total		69,762,074
Finland 1.2%
Kesko OYJ, Class B	14,261	344,881
KONE OYJ, Class B	238,286	14,868,263
Nokia OYJ	233,429	1,214,834
Nokia OYJ(a)	50,024	260,074
Nokia OYJ, ADR	2,796,733	14,598,946
Nordea Bank	81,164	1,176,723
Nordea Bank Abp	62,879	910,597
Nordea Bank Abp	11,217	161,717
Orion Oyj, Class B	4,894	332,043
Sampo OYJ, Class A	112,739	1,203,170
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wartsila OYJ	23,753	476,246
Total		35,547,494
France 11.2%
Air Liquide SA	52,100	10,795,585
Airbus Group SE	44,231	8,135,168
Airbus SE	2,197	407,323
Airbus SE, ADR	15,182	695,032
Alstom SA(a)	1,815,976	41,051,007
AXA SA	333,439	15,716,839
BNP Paribas SA	399,972	35,027,349
BNP Paribas SA, ADR	40,121	1,763,920
Bollore SA	86,606	550,874
Bouygues SA	8,912	388,596
Capgemini SE	91,271	15,156,748
Cie de Saint-Gobain SA	191,026	21,506,465
Credit Agricole SA	49,343	903,430
Danone SA	129,302	11,054,974
Dassault Aviation SA	2,924	1,063,511
Dassault Systemes SE	431,670	16,186,953
Edenred SE	232,032	7,248,646
Engie SA	312,746	6,750,001
Eurazeo SA	2,097	146,647
Fonciere Des Regions	1,958	117,479
Gecina SA	2,205	242,706
Groupe Eurotunnel SE	25,918	495,754
Hermes International SCA	3,100	8,548,294
ICADE	65,364	1,794,584
Kering SA	197,948	38,688,406
Klepierre	9,781	382,902
L’Oreal SA	25,200	10,666,292
LVMH Moet Hennessy Louis Vuitton SE	26,459	14,351,540
Nexans SA	25,829	2,971,030
Orange SA	94,599	1,411,929
Safran SA	30,904	9,140,077
Safran SA, ADR	5,200	382,382
Sanofi SA	184,162	18,239,580
Sartorius Stedim Biotech	12,652	2,786,962
Schneider Electric SE	17,570	4,433,118
Societe Generale SA	239,107	12,982,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Thales SA	6,792	2,080,196
TotalEnergies SE	126,900	7,470,370
VINCI SA	11,760	1,680,335
Total		333,415,963
Germany 8.6%
Adidas AG	41,125	10,257,121
Adidas AG, ADR	11,519	1,436,650
Allianz SE, Registered Shares	18,291	7,254,457
Auto1 Group SE(a),(b)	67,188	1,801,574
BioNTech SE, ADR(a)	24,714	2,367,848
Continental AG	5,196	455,697
CTS Eventim AG & Co. KGaA	2,732	331,382
Delivery Hero SE(a)	9,860	272,593
Deutsche Bank AG, Registered Shares	461,876	12,791,716
Deutsche Boerse AG	53,560	17,254,294
Deutsche Lufthansa AG, Registered Shares	28,503	228,104
Deutsche Telekom AG, Registered Shares	618,899	23,436,738
Douglas AG(a)	29,049	398,690
E.ON SE	505,957	8,867,455
Fielmann Group AG	5,468	347,789
Heidelberg Materials AG	21,815	4,275,985
Infineon Technologies AG	894,576	34,780,866
Krones AG	5,227	823,306
Mercedes-Benz Group AG, Registered Shares	22,817	1,364,405
Merck KGaA	62,100	8,137,514
Montana Aerospace AG(a),(b)	66,709	1,488,186
MTU Aero Engines AG	2,571	1,028,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	9,443	6,117,862
Nemetschek SE	8,349	1,160,687
Puma SE	4,983	129,287
Rational AG	5,798	4,767,301
Rheinmetall AG	10,826	23,203,014
SAP SE	192,625	58,272,948
SAP SE, ADR	22,072	6,684,726
Scout24 SE	108,742	14,816,576
Siemens Energy AG(a)	31,025	3,031,935
Volkswagen AG	876	96,526
Total		257,681,553

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.0%
AIA Group Ltd.	3,193,800	26,585,600
AIA Group Ltd., ADR	179,436	5,969,836
BOC Hong Kong Holdings Ltd.	1,975,500	8,307,992
CK Asset Holdings Ltd.	88,000	363,506
CK Hutchison Holdings Ltd.	245,500	1,372,766
CK Infrastructure Holdings Ltd.	30,000	193,860
CLP Holdings Ltd.	237,000	2,007,012
Galaxy Entertainment Group Ltd.	100,000	422,871
Galaxy Entertainment Group Ltd., ADR	10,139	213,882
Hang Seng Bank Ltd.	134,700	1,880,518
HKT Trust & HKT Ltd.	174,000	250,610
Hong Kong Exchanges & Clearing Ltd., ADR	5,984	299,080
Hong Kong Exchanges and Clearing Ltd.	411,200	20,570,020
Hongkong Land Holdings Ltd.	52,000	268,617
Jardine Matheson Holdings Ltd.	136,600	6,093,243
Link REIT (The)	136,300	721,332
Melco Resorts & Entertainment Ltd., ADR(a)	247,757	1,555,914
MTR Corp.	82,500	287,631
Plover Bay Technologies Ltd.	675,000	509,185
Power Assets Holdings Ltd.	314,000	1,985,618
Sands China Ltd.(a)	1,296,800	2,531,224
Sun Hung Kai Properties Ltd.	73,500	789,513
SUNeVision Holdings Ltd.	1,638,000	1,401,308
Swire Pacific Ltd., Class A	18,500	157,591
Techtronic Industries Co., Ltd.	496,500	5,530,179
WH Group Ltd.	418,000	384,459
Wharf Real Estate Investment Co., Ltd.	75,000	187,017
Wynn Macau Ltd.	215,200	144,103
Total		90,984,487
India 0.7%
HDFC Bank Ltd., ADR	130,408	9,831,459
ICICI Lombard General Insurance Co., Ltd.	237,437	5,209,707
Reliance Industries Ltd., GDR(b)	82,935	5,457,285
Total		20,498,451
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.3%
AIB Group PLC	135,604	1,069,878
AIB Group PLC	33,720	277,689
Bank of Ireland Group PLC	65,569	900,186
Cairn Homes PLC	143,392	355,749
James Hardie Industries PLC(a)	6,867	157,989
Kingspan Group PLC	108,119	9,286,302
Ryanair Holdings PLC, ADR	327,631	18,216,284
Smurfit WestRock PLC	194,878	8,444,064
Total		38,708,141
Israel 0.4%
Bank Hapoalim BM	63,226	1,060,703
Bank Leumi Le-Israel BM	80,660	1,301,716
Check Point Software Technologies Ltd.(a)	4,563	1,044,379
CyberArk Software Ltd.(a)	2,345	897,619
Elbit Systems Ltd.	864	347,180
Elbit Systems Ltd.	629	257,641
ICL Group Ltd.	9,396	62,295
Israel Chemicals Ltd.	25,037	165,265
Israel Discount Bank Ltd.	60,219	512,848
Mizrahi Tefahot Bank Ltd.	7,805	447,328
Monday.com Ltd.(a)	9,771	2,906,775
NiCE Ltd.(a)	2,787	472,028
Oddity Tech Ltd., Class A(a)	30,046	2,236,324
Wix.com Ltd.(a)	5,622	837,397
Total		12,549,498
Italy 4.7%
A2A SpA	79,172	205,569
Azimut Holding SpA	18,582	542,864
Banca Generali SpA	131,851	7,694,472
Banca IFIS SpA	11,623	305,897
Banca Monte dei Paschi di Siena SpA	108,081	893,266
Banco BPM SpA	66,275	761,818
BPER Banca SPA	50,108	445,093
Enav SpA(a)	442,431	2,117,957
Enel SpA	2,464,426	22,653,027
ENI SpA	107,332	1,582,831
Ferrari NV	17,450	8,352,194
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FinecoBank Banca Fineco SpA	486,079	10,511,924
Generali	638,750	23,250,673
Infrastrutture Wireless Italiane SpA	78,058	916,401
Intesa Sanpaolo SpA	1,012,972	5,655,150
Leonardo SpA, ADR	15,998	495,058
Leonardo-Finmeccanica SpA	82,556	5,106,892
Mediobanca Banca di Credito Finanziario SpA	23,525	559,628
Nexi SpA	24,021	144,535
Poste Italiane SpA	434,948	9,443,653
Prysmian SpA	13,897	893,744
Recordati Industria Chimica e Farmaceutica SpA	101,700	6,103,116
Technoprobe SpA(a)	312,127	2,436,434
Telecom Italia SpA(a)	478,761	204,811
Terna Rete Elettrica Nazionale SpA	44,491	453,678
UniCredit SpA	438,208	28,179,622
Unipol Assicurazioni SpA	17,840	349,160
Total		140,259,467
Japan 14.9%
Aeon Co., Ltd.	56,700	1,743,138
AGC, Inc.	9,300	275,861
Aisin Corp.	24,900	316,836
Ajinomoto Co., Inc.	45,600	1,139,995
Alfresa Holdings Corp.	10,800	145,412
ANA Holdings, Inc.	6,100	120,786
Asics Corp.	32,900	792,926
Astellas Pharma, Inc.	92,600	914,669
Bandai Namco Holdings, Inc.	29,100	924,551
B-R31 Ice Cream Co., Ltd.	51,900	1,507,109
Brother Industries Ltd.	33,000	563,187
Canon, Inc.	3,000	91,647
Capcom Co., Ltd.	230,500	6,838,128
Central Japan Railway Co.	240,300	5,249,525
Chubu Electric Power Co., Inc.	31,600	387,073
Dai-ichi Life Holdings, Inc.	180,700	1,410,453
Daiichi Sankyo Co., Ltd.	87,400	2,326,055
Daikin Industries Ltd.	71,500	8,135,316
Daikokutenbussan Co., Ltd.	14,400	761,408
Daiwa Securities Group, Inc.	661,900	4,477,334
East Japan Railway Co.	78,000	1,634,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Eisai Co., Ltd.	20,500	586,954
Electric Power Development Co., Ltd.	63,800	1,072,045
ENEOS Holdings, Inc.	137,100	649,593
FANUC Corp.	904,250	24,133,767
Fast Retailing Co., Ltd.	10,300	3,430,821
FUJIFILM Holdings Corp.	100	2,257
Fujitsu Ltd.	676,400	15,491,175
Hankyu Hanshin Holdings, Inc.	10,700	287,827
Hogy Medical Co., Ltd.	19,900	529,793
House Foods Group, Inc.	9,200	174,992
Hoya Corp.	89,100	10,519,859
Idemitsu Kosan Co., Ltd.	45,000	274,097
Inpex Corp.	1,039,000	13,893,266
IT Holdings Corp.	9,400	308,291
Japan Airlines Co., Ltd.	9,200	186,133
Japan Exchange Group, Inc.	201,300	2,204,924
Japan Post Bank Co., Ltd.	246,000	2,653,014
Japan Post Holdings Co., Ltd.	411,100	4,028,149
Japan Post Insurance Co., Ltd.	78,800	1,733,304
Kansai Electric Power Co., Inc. (The)	49,500	561,634
Kao Corp.	23,100	1,054,547
KDDI Corp.	253,400	4,386,484
Keyence Corp.	35,700	14,942,961
Kikkoman Corp.	31,900	291,031
Kintetsu Department Store Co., Ltd.	144,600	1,827,726
Kirin Holdings Co., Ltd.	203,200	2,915,163
Koei Tecmo Holdings Co., Ltd.	3,800	62,866
Konami Holdings Corp.	12,400	1,683,207
Kusuri no Aoki Holdings Co., Ltd.	8,900	217,937
Kyowa Hakko Kirin Co., Ltd.	11,900	194,484
LY Corp.	149,000	537,277
Makita Corp.	11,700	358,456
Mazda Motor Corp.	25,300	158,700
MEIJI Holdings Co., Ltd.	12,600	281,734
MISUMI Group, Inc.	298,700	3,939,830
Mitsubishi Electric Corp.	93,800	1,871,966
Money Forward, Inc.(a)	125,100	3,962,375
MonotaRO Co., Ltd	307,380	6,340,842
MS&AD Insurance Group Holdings, Inc.	333,800	7,950,608

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murata Manufacturing Co., Ltd.	1,099,200	15,948,117
Nexon Co., Ltd.	76,200	1,371,691
Nidec Corp.	56,288	1,092,828
Nihon M&A Center Holdings, Inc.	1,005,200	4,938,457
Nihon Unisys Ltd.	3,500	141,761
Nintendo Co., Ltd.	340,750	27,800,583
Nippon Telegraph & Telephone Corp.	15,875,300	17,675,450
Nippon Telegraph & Telephone Corp., ADR	6,298	175,336
Nisshin Seifun Group, Inc.	61,600	742,824
Nissin Foods Holdings Co., Ltd.	9,300	197,184
Nomura Holdings, Inc.	150,400	919,075
Nomura Research Institute Ltd.	66,500	2,563,441
Obic Co., Ltd.	230,100	8,397,627
Olympus Corp.	294,700	3,775,990
ORIX Corp.	229,600	4,865,649
Osaka Gas Co., Ltd.	86,300	2,197,233
Otsuka Corp.	11,700	240,495
Otsuka Holdings Co., Ltd.	21,400	1,087,976
PAL GROUP Holdings Co., Ltd.	31,500	774,144
Panasonic Holdings Corp.	106,800	1,224,085
Press Kogyo Co., Ltd.	149,800	570,433
Rakus Co., Ltd.	150,200	2,318,566
Recruit Holdings Co., Ltd.	77,300	4,604,006
Renesas Electronics Corp.	2,702,500	32,823,014
Ricoh Co., Ltd.	24,400	227,510
San-Ai Obbli Co., Ltd.	38,500	463,671
SCSK Corp.	8,000	242,819
Seiko Epson Corp.	176,800	2,287,532
Sekisui Chemical Co., Ltd.	17,500	304,007
Shikoku Electric Power Co., Inc.	86,700	702,516
Shimadzu Corp.	169,700	4,097,441
Shimano, Inc.	34,633	4,906,622
Shin-Etsu Chemical Co., Ltd.	253,100	8,081,526
Shionogi & Co., Ltd.	36,900	616,139
Shiseido Co., Ltd.	17,600	283,268
Shizuoka Financial Group, Inc.	20,100	235,533
SMC Corp.	94,688	35,504,395
SoftBank Corp.	1,168,900	1,796,083
Sompo Holdings, Inc.	511,700	15,484,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Sony Group Corp.	417,615	11,177,854
Sugi Holdings Co., Ltd.	67,400	1,480,733
Sumitomo Mitsui Financial Group, Inc.	65,400	1,680,187
Sumitomo Mitsui Trust Group, Inc.	32,700	884,852
Suntory Beverage & Food Ltd.	44,100	1,431,973
Suzuken Co., Ltd.	36,300	1,337,348
Sysmex Corp.	466,000	7,819,580
T&D Holdings, Inc.	24,200	553,639
Takeda Pharmaceutical Co., Ltd.	138,300	4,152,472
Terumo Corp.	545,900	10,020,987
Toei Animation Co., Ltd.	21,200	459,371
Toei Co., Ltd.	9,000	301,610
Toho Co., Ltd.	5,700	300,492
Tokio Marine Holdings, Inc.	90,400	3,823,227
Tokyo Electric Power Co. Holdings, Inc.(a)	72,200	198,115
Tokyo Gas Co., Ltd.	17,800	596,881
Tokyu Corp.	39,000	473,525
TOTO Ltd.	7,800	199,500
Toyota Tsusho Corp.	33,000	697,401
Trend Micro, Inc.	6,000	449,354
Trust Co., Ltd.	6,300	17,863
Tsuruha Holdings, Inc.	21,700	1,703,060
Unicharm Corp.	185,800	1,477,950
United Arrows Ltd.	50,100	732,385
United Urban Investment Corp.	83	87,108
Welcia Holdings Co., Ltd.	62,900	1,114,517
Yakult Honsha Co., Ltd.	11,900	240,981
Yokogawa Electric Corp.	11,400	279,482
Yonex Co., Ltd.	11,600	229,251
Zensho Holdings Co., Ltd.	4,300	234,916
Zuken, Inc.	65,800	2,363,239
Total		443,655,822
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	53,527	4,269,581
Luxembourg 0.4%
ArcelorMittal SA	419,050	12,704,669
Eurofins Scientific SE	6,517	434,677
Total		13,139,346
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.0%
ABN AMRO Bank NV	26,360	681,391
Adyen NV(a)	6,222	11,924,335
Adyen NV, ADR(a)	51,977	995,879
Aegon Ltd.	67,592	483,940
Aegon Ltd., Registered Shares	741,413	5,330,759
Akzo Nobel NV	407,488	27,809,212
ASML Holding NV	28,162	20,748,078
ASR Nederland NV	7,414	475,410
Euronext NV	540	88,009
EXOR NV	66,544	6,406,761
Heineken Holding NV	6,317	492,368
Heineken NV	158,642	14,152,856
IMCD NV	44,161	6,002,335
ING Groep NV	996,859	21,175,434
ING Groep NV ADR	584,919	12,435,378
JDE Peet’s NV	8,287	228,052
Koninklijke Philips NV	829,318	19,123,701
NN Group NV	13,326	838,493
Topicus.com, Inc.(a)	62,116	8,125,072
Universal Music Group NV	361,337	11,561,871
Wolters Kluwer NV	52,346	9,282,501
Wolters Kluwer NV, ADR	1,979	351,055
Total		178,712,890
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,649	363,739
Xero Ltd.(a)	7,299	867,038
Total		1,230,777
Norway 0.2%
DNB Bank ASA	40,209	1,075,422
Equinor ASA	42,526	995,568
Equinor ASA, ADR	96,750	2,272,657
Kongsberg Gruppen ASA	4,522	796,416
Telenor ASA	64,336	987,818
Total		6,127,881
Panama 0.1%
Copa Holdings SA, Class A	33,104	3,567,949
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.2%
Banco Comercial Portugues SA	4,877,626	3,804,807
Jeronimo Martins SGPS SA	53,940	1,359,624
Jeronimo Martins SGPS SA, ADR	8,550	429,381
Total		5,593,812
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(a),(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(a),(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(c),(d),(e),(f),(g)	436,630	0
Total		0
Singapore 1.0%
CapitaLand Ascendas REIT	4,169,400	8,556,517
Genting Singapore Ltd.	251,800	134,322
Oversea-Chinese Banking Corp., Ltd.	200	2,512
Singapore Airlines Ltd.	51,100	281,948
Singapore Exchange	43,400	471,350
Singapore Technologies Engineering Ltd.	73,000	441,339
Singapore Telecommunications Ltd.	2,891,200	8,535,829
United Overseas Bank Ltd.	394,100	10,825,831
UOL Group Ltd.	26,100	115,430
Total		29,365,078
South Africa 0.3%
Discovery Ltd.	635,475	7,706,625
South Korea 2.4%
Coupang, Inc., Class A(a)	219,869	6,167,325
Hana Financial Group, Inc.	44,584	2,344,851
Korea Electric Power Corp.	133,069	2,910,250
Samsung Electronics Co., Ltd.	906,667	36,790,461
Samsung Electronics Co., Ltd. GDR	9,614	9,682,201
Samsung Fire and Marine	17,744	5,192,970
Shinhan Financial Group Co., Ltd.	200,721	8,395,564
Total		71,483,622

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.4%
ACS Actividades de Construccion y Servicios SA	8,213	539,481
Aedas Homes SAU	2,635	81,448
Amadeus IT Group SA, Class A	218,092	18,138,736
Banco Bilbao Vizcaya Argentaria SA	282,661	4,243,295
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	569,219
Banco de Sabadell SA	272,376	867,104
Banco Santander SA	780,667	6,227,892
Banco Santander SA	5,106	40,747
Banco Santander SA, ADR	86,717	691,134
Bankinter SA	189,947	2,443,796
CaixaBank SA	781,597	6,629,997
Cellnex Telecom SA	181,403	6,955,046
Ferrovial SE	1,133	57,720
Grifols SA(a)	11,345	122,089
Industria de Diseno Textil SA	326,673	17,697,601
Mapfre SA	150,458	569,115
Repsol SA	315,897	4,256,066
Total		70,130,486
Sweden 1.6%
Alfa Laval AB	13,886	590,772
Atlas Copco AB, Class B	1,245,486	17,730,461
Essity AB, Class B	30,717	898,603
Evolution AB	8,046	551,895
Evolution AB, ADR	857	58,752
Getinge AB, Series CPO	10,981	211,961
H & M Hennes & Mauritz AB	29,234	418,413
Hexagon AB, Class B	132,331	1,334,092
Industrivarden AB, Class A	10,216	370,362
Industrivarden AB, Class C	52,755	1,906,766
Investor AB, Class A	7,666	225,478
Investor AB, Class B	230,365	6,783,769
L E Lundbergforetagen AB, Class B	3,981	203,324
MIPS AB	48,251	2,070,517
Skandinaviska Enskilda Banken AB, Class A	72,290	1,206,173
Svenska Handelsbanken AB, Class A	72,318	966,222
Swedbank AB, Class A	43,171	1,168,956
Tele2 AB, Class B	115,162	1,723,076
Telefonaktiebolaget LM Ericsson, ADR	685,421	5,798,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Telefonaktiebolaget LM Ericsson, Class B	141,214	1,202,094
Telia Co. AB	696,536	2,693,522
Total		48,113,870
Switzerland 2.9%
ABB Ltd.	186,075	10,540,720
ABB Ltd.	16,996	960,569
Adecco Group AG, Registered Shares	7,049	196,885
Alcon, Inc.	16,609	1,430,316
Banque Cantonale Vaudoise, Registered Shares	1,083	125,473
Cie Financiere Richemont SA, Class A, Registered Shares	31,143	5,876,908
Coca-Cola HBC AG(a)	10,007	521,491
Helvetia Holding AG, Registered Shares, ADR	627	148,624
Julius Baer Group Ltd.	56,153	3,703,452
Kuehne & Nagel International AG	710	159,762
Logitech International SA	7,509	621,445
Logitech International SA	59,475	4,955,798
Lonza Group AG, Registered Shares	14,642	10,160,163
Sandoz Group AG, ADR	28,501	1,449,953
Schindler Holding AG	3,494	1,245,061
Schindler Holding AG, Registered Shares	2,262	777,902
SGS SA, Registered Shares	92,014	9,610,250
Sonova Holding AG	6,410	2,013,398
STMicroelectronics NV, Registered Shares	37,235	931,247
Sunrise Communications AG, Class A, ADR(a)	13,713	703,614
Swatch Group AG (The)	37,784	6,374,397
Swatch Group AG (The), Registered Shares	2,441	84,332
Swiss Life Holding AG, Registered Shares	317	316,600
Temenos AG, Registered Shares	5,028	373,846
UBS AG	181,450	5,788,353
UBS Group AG, Registered Shares	97,000	3,093,330
VAT Group AG	18,470	7,046,515
Vontobel Holding AG, Registered Shares	5,622	422,708
VZ Holding AG	3,432	729,241
Zurich Insurance Group AG	7,187	5,041,233
Total		85,403,586
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 1.8%
Sea Ltd. ADR(a)	95,751	15,355,588
Taiwan Semiconductor Manufacturing Co., Ltd.	695,400	22,179,116
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	85,700	16,567,524
Total		54,102,228
United Kingdom 16.0%
Admiral Group PLC	18,751	847,003
AJ Bell PLC	202,711	1,341,077
Ashtead Group PLC, ADR	509	120,373
Associated British Foods PLC	15,967	448,866
AstraZeneca PLC	224,509	32,886,991
AstraZeneca PLC	14,845	2,128,024
Auto Trader Group PLC	42,476	454,901
Aviva PLC	127,211	1,048,144
B&M European Value Retail SA	655,663	3,025,182
Barclays Bank PLC	9,441,499	41,811,280
Barclays Bank PLC, ADR	332,193	5,923,001
Berkeley Group Holdings PLC	152,702	8,661,330
BP PLC	5,740,705	27,911,880
British American Tobacco PLC	266,743	12,008,346
British American Tobacco, ADR	229,014	10,351,433
BT Group PLC	311,661	754,584
Coca-Cola Europacific Partners PLC	9,417	864,386
Coca-Cola European Partners PLC	507	46,605
Compass Group PLC	396,228	13,932,512
Diageo PLC	1,011,440	27,451,757
Diageo PLC, ADR	74,509	8,122,971
Experian PLC	415,073	20,672,837
Gamma Communications PLC	7,666	122,499
Halma PLC	120,800	4,735,853
Hiscox Ltd.	17,718	301,766
HSBC Holdings PLC	76,000	894,321
IG Group Holdings PLC	260,655	3,942,873
Imperial Brands PLC, ADR	5,455	206,717
Informa PLC	63,348	671,686
Kingfisher PLC	1,587,344	5,942,086
Legal & General Group PLC	1,185,808	3,978,568
Lloyds Banking Group PLC	7,608,147	7,924,717
Common Stocks (continued)
Issuer	Shares	Value ($)
London Stock Exchange Group PLC, ADR	10,243	392,614
M&G PLC	118,322	378,022
Marex Group PLC	2,917	125,898
National Grid PLC	299,700	4,243,979
National Grid PLC, ADR	131	9,352
NatWest Group PLC	596,286	4,234,140
NatWest Group PLC, ADR	321,728	4,600,710
OSB Group PLC	40,593	267,808
Oxford Nanopore Technologies PLC(a)	491,385	818,845
Prudential PLC	1,707,158	19,416,796
Prudential PLC	4,650	52,913
Prudential PLC, ADR	101,594	2,320,407
Quilter PLC(b)	205,951	411,014
Quilter PLC(b)	226,122	449,991
Reckitt Benckiser Group PLC	588,330	39,993,254
Reckitt Benckiser Group PLC, ADR	23,933	327,044
RELX PLC	122,092	6,570,281
RELX PLC	238,782	12,864,520
RELX PLC, ADR	22,325	1,203,764
Rio Tinto PLC	138,652	8,205,708
Rolls-Royce Holdings PLC	3,944,508	45,902,170
Rolls-Royce Holdings PLC ADR	34,569	401,519
Sage Group PLC (The)	577,283	9,494,150
Sage Group PLC (The), ADR	7,170	468,093
Segro PLC	1,029,014	9,677,073
Smith & Nephew PLC	792,626	11,501,947
Smiths Group PLC	103,865	3,019,112
Standard Chartered PLC	742,709	11,587,201
Standard Chartered PLC	39,000	610,034
Unilever PLC	120,970	7,698,695
United Utilities Group PLC, ADR	602	18,999
Vodafone Group PLC	4,132,412	4,285,579
Vodafone Group PLC, ADR	1,513,229	15,646,788
Total		476,732,989
United States 3.7%
Carnival Corp.(a)	800,973	18,598,593
Carnival PLC, ADR(a)	71,922	1,503,889
CRH PLC	127,329	11,492,125
Dole PLC	36,374	515,056

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GSK PLC	1,092,108	22,185,025
International Game Technology PLC	77,687	1,142,776
Roche Holding AG, Genusschein Shares	131,496	42,597,773
Spotify Technology SA(a)	17,346	11,537,518
Total		109,572,755
Total Common Stocks (Cost $2,400,875,199)		2,912,412,590

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares Core MSCI EAFE ETF	38,510	3,179,385
Vanguard FTSE Developed Markets ETF	28,139	1,563,966
Total		4,743,351
Total Exchange-Traded Equity Funds (Cost $4,634,217)		4,743,351

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Germany 0.2%
Porsche Automobil Holding SE	7,190	287,454
Volkswagen AG	67,423	7,300,209
Total		7,587,663
Total Preferred Stocks (Cost $9,274,618)		7,587,663

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(f) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(h),(i)	32,879,737	32,869,873
Total Money Market Funds (Cost $32,868,183)		32,869,873
Total Investments in Securities (Cost $2,447,652,217)		2,957,613,477
Other Assets & Liabilities, Net		24,046,423
Net Assets		$2,981,659,900
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $17,948,387, which represents 0.60% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/20-06/10/21	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/19-08/16/21	2,020,100	4,978,804	—
Lukoil PJSC	03/30/20-12/29/21	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/19-08/16/21	5	123	—
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Rosneft Oil Co. PJSC	03/31/20-03/16/21	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/21-04/08/21	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(i)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	43,727,648	575,435,953	(586,291,579)	(2,149)	32,869,873	861	1,266,796	32,879,737
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager International Equity Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT302_08_R01_(07/25)